24 Shareholders' equity	12 Months Ended
Dec. 31, 2020
Statement of changes in equity [abstract]
Shareholders' equity
24	Shareholders’ equity

24.1	Capital stock and stock rights

The Company’s capital stock on December 31, 2020 is R$ 761 (R$ 4,421 on December 31, 2019), represented by 268 million registered common shares, (258 million on December 31, 2019), all non-par and registered shares. According to the Company's bylaws, the Company’s authorized share capital may be increased up to 400 million common shares. As a result of the Company's spin-off described in note 1.3, the Company’s capital stock on December 31, 2020 was reduced by the amount of R$ 4,673.

The Extraordinary Shareholders’ Meeting held on March 31, 2020 approved: (i) the payment of capital through 3 real estate properties in the amount of R$ 57, by issuing 87 million new registered, common shares, with no par value; and (ii) the capital increase by capitalizing the Advance for Future Capital Increase - AFAC in the amount of R$ 150, without issuing new shares.

The Extraordinary Shareholders’ Meeting held on September 30, 2020, approved: (i) the payment of capital through 4 real estate properties in the amount of R$ 121, by issuing 42 million new registered common shares, with no par value.

The Extraordinary Shareholders’ Meeting held on December 12, 2020, approved the capital increase with certain assets in the amount of R$146.

The Extraordinary Shareholders’ Meeting, held on December 31, 2020, approved: (i) the full payment of capital through 2 real estate properties in the amount of R$ 45; (ii) capital increase in cash in the amount of R$ 500; and (iii) capital increase through the capitalization of credits held by GPA in the amount of R$ 140, by issuing 19 million new registered common shares, with no par value.

24.2	Distribution of dividends and interest on equity

The Extraordinary Shareholders’ Meeting held on September 29, 2020 approved the interim payment of interest on equity, in the gross amount of R$ 310, over which the withholding income tax was deducted in the amount of R$ 46, corresponding to the net amount of R$ 264.

The Extraordinary Shareholders’ Meeting held on February 11, 2019 approved the payment of interim dividends, referring to a part of income verified from July 1 to September 30, 2018, in the amount of R$ 50.

The Extraordinary Shareholders’ Meeting held on December 26, 2019 approved the payment of interest on equity, in the gross amount of R$ 247, over which the withholding income tax was deducted in the amount of R$ 37, corresponding to the net amount of R$ 210.

Management proposed dividends to be distributed, considering the anticipation of interest on equity to its shareholders, calculated as follows:

	For the year ended December 31,
	2020	2019	2018
Net income for the year	1,398	1,047	1,076
% Legal reserve	5%	5%	5%
Legal reserve for the year	5	52	55
Minimum mandatory dividends - 25%	349	1	1

Interest on capital paid intermediaries	264	247	115
Minimum mandatory dividends paid in the form of interest on shareholder´s equity	85	1	1

Shareholders are entitled to receive a mandatory minimum annual dividend equivalent to 25% on December 31, 2020 (1% on December 31, 2019 and 2018) of the net income for each fiscal year, adjusted in accordance with the law, offsetting in annual dividends interest on own capital and dividends distributed in the year.

The net profits or losses will be allocated by the shareholders, and their distribution, if any, will be made in the proportion established by them at the time.

24.3	Legal reserve

Legal reserve: this is recorded by appropriating 5% of the net income of each fiscal year, observing the 20% limit of capital.

24.4	Compensation plan

Prior to the spin-off described in note 1.3, the Company’s compensation plan was managed by GPA’s Board of Directors, which has assigned to the Human Resources and the Compensation Committee the responsibility to grant the options and act as an advisory in managing the Compensation Plan (the "Committee").

Members of the Committee meet to decide on the grant of options and Compensation Plan series or whenever necessary. Each series of the option granted are assigned the letter “B”, followed by a number. For the year ended December 31, 2020, the B5 and B6 Series of the Compensation Plan were granted.

Options granted to a participant vest on a period of 36 (thirty-six) months from the date of grant ("grace period"), except with formal authorization by the GPA, and may only be exercised in the period beginning on the first day of the 37th (thirty-seventh) month from the date of grant, through the 42nd (forty-second) month from the date of grant ("exercise period").

The participants may exercise their total purchase options or in part, in one or more times, if for each year, the option exercise term is submitted during the exercise period.

The exercise price of each stock option granted under the Compensation Plan should corresponds to R$0.01 (one cent) (“exercise price”).

The exercise price shall be fully paid in domestic currency, through check or wire transfer available to GPA’s bank account, by the tenth (10th) day preceding the acquisition date of the shares.

The participant are precluded for a period of 180 (one hundred and eight) days from the date of the share, directly or indirectly sell, assign, exchange, dispose of, transfer, grant to the capital of another company, grant option, or also, execute any act or agreement to result, or that may result in the direct or indirect, costly or free, all or any of the shares acquired by the exercise of the purchase option under the option plan.

The Company withholds any applicable tax under Brazilian tax laws, less the number of shares delivered to the participant amount equivalent to taxes withheld.

24.5	Stock option plan

Prior to the spin-off described in note 1.3, the Company’s stock option plan was managed by GPA’s Board of Directors, which has assigned to the Human Resources and the Compensation Committee the responsibility to grant options and to provide advice in managing the Stock Option Plan (the "Committee").

Committee members meet when options under the Option Plan are granted, and, when necessary, to make decisions in relation to the Stock Option Plan. Each series of options granted receive the letter "C" followed by a number. For the year ended December 31, 2020, the series C5 and C6 of the Option Plan were granted.

For each series of options grant within the scope of the stock option plan, the exercise price of each stock option shall correspond to 80% of the average closing price of the GPA preferred shares traded over the last twenty (20) trading sessions of the B3, before the call notice for the Committee’s meeting to resolve on the grant of options of that series (“exercise price”).

Options granted to a participant vest in a period of 36 (thirty-six) months from the grant date ("grace period"), and may only be exercised in the period beginning on the first day of the 37th (thirty-seventh) month as from the grant date, and ends on the last day of the 42nd (forty-second) month as of the grant date ("exercise period"), provided the exceptions included in the Compensation Plan.

Participants may exercise the options in full or in part, in one or more times, by the formalization of the exercise.

The options exercise price shall be paid in full in local currency by check or wire transfer available to the bank account held by the GPA, provided that the payment deadline will always be the tenth (10th) day preceding the date to acquire the shares.

24.6	Information on the stock option plans - GPA

GPA created two stock option plans for preferred shares in 2020, series B6 and C6. According to the terms of the plans, including B6 and C6 series, each option offers to the beneficiary the right to acquire a preferred share. Both plans, contemplate a vesting period of 36 months from the date the Board of Directors approved the issuance of the series. The plans will be exercisable in until 6 months after the end of the vesting period. In order to exercise the options, the beneficiary must remain employee of the Company through the exercise date. The series are different in the exercise price of the options and in the existence or not of a restriction of selling after vesting.

According to the plans, the options granted in each of the series may represent maximum 0.7% of the total shares issued by the GPA.

On December 31, 2020, GPA had 239,000 preferred shares held in treasury, which could back the options granted by the Plan, and GPA’s preferred stock price at the B3 was R$75.05 per share.

The table below sets forth the dilutive effect if all options granted were exercised:

	2020	2019
Number of shares	268,352	267,997
Balance of effective stock options granted in force	1,468	2,153
Maximum percentage of dilution	0.55%	0.80%

The fair value of each option granted is estimated on the grant date, by using the options pricing model “Black & Scholes” taking into account the following assumptions for the series B5 and C5: (a) expectation of dividends of 0.41%, (b) expectation of volatility of nearly 36.52% and (c) the weighted average interest rate without risk of 9.29%.

The fair value of each option granted is estimated at the grant date using the option pricing model Black & Scholes, taking into account the following assumptions for the B6 and C6 series: (a) dividend expectation of 0.67%, (b) volatility expectation of nearly 32.74% and (c) the weighted average interest rate of 7.32%.

The expectation of remaining average life of the series outstanding on December 31, 2020 is 0.88 year (1.50 year at December 31, 2019). The weighted average fair value of options granted on December 31, 2020 was R$58.78 (R$56.41 at December 31, 2019).

	Shares	Weighted average exercise price	Weighted average remaining term
At December 31, 2018
Granted in the year	1,378	30.91
Canceled in the year	(229)	38.64
Exercised in the year	(697)	31.96
Expired in the year	(236)	68.62
Open at year end	2,755	26.03	1.37
Total exercised on December 31, 2018	2,755	26.03	1.37

At December 31, 2019
Granted in the year	765	30.55	—
Canceled in the year	(126)	31.75
Exercised in the year	(1,080)	21.55	—
Expired in the year	(161)	16.74
Open at year end	2,153	30.25	1.50
Total exercised on December 31, 2019	2,153	30.25	1.50

At December 31, 2020
Canceled in the year	(70)	42.59	—
Exercised in the year	(489)	23.93
Expired in the year	(126)	42.44	—
Open at year end	1,468	30.71	0.88
Total exercised on December 31, 2020	1,468	30.71	0.88

The amounts recorded in the statement of operations, for the year ended on December 31, 2020, were R$5 (R$2 on December 31, 2019 and R$ 8 on December 31, 2018).

24.7	Share swap ratio and criteria for its calculation

On December 31, 2020, the Company approved the stock option plan (Sendas Stock Option Plan) and the share-based compensation plan (Sendas Share-Based Compensation Plan).

The Company’s spin-off described in note 1.3 did not involve a swap ratio, since the merger of spun-off assets did not result in a capital increase or issue of shares by GPA.

In GPA’s spin-off described in note 1.3, shares issued by the Company and owned by GPA were directly delivered to GPA’s shareholders at the percentage equivalent to their interest in GPA’s capital stock, i.e., one share issued by the Company for each share issued by GPA.

Following the spin-off of GPA and the Company on December 31, 2020, statutory officers remained entitled to GPA’s shares and options grant to which they are beneficiaries, under the terms of the GPA Stock Option Plan and GPA Share-Based Compensation Plan described above, already recognized in the Company’s results.

24.8	Other comprehensive income

Exchange rate variation of foreign investment

As part of the derecognition process of the subsidiary Éxito, from the Company's financial statements on December 31, 2020, as described in note 1.3, the foreign exchange variation of investment abroad recorded in “Other comprehensive income” in the amount of R$ 1,888 was also eliminated. According to IAS21 - The Effects of Changes in Interest Rates, the Company recorded in the income for the year the amount of R$ 171 corresponding to the 9.07% portion that represents the assets received through the exchange of assets with GPA. The remaining balance was recognized in equity.

The cumulative effect of gains and losses from exchange rate variations when translating assets, liabilities, and results in Colombian pesos into Reais, corresponding to the Company’s investment in Éxito.